FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
Schedule of maturity profile of financial liabilities based on contractual undiscounted payments (including interest payments)

December 31, 2025:

	Less than one year	1 to 2 years	2 to 3 years	more than 3 years	Total
Trade payables	$5,103	$—	$—	$—	$5,103
User accounts	2,884	—	—	—	2,884
Accrued expenses and other payables	3,039	—	—	—	3,039
Lease liabilities	751	653	424	995	2,823
	$11,777	$653	$424	$995	$13,849

December 31, 2024:

	Less than one year	1 to 2 years	2 to 3 years	more than 3 years	Total
Trade payables	$2,731	$—	$—	$—	$2,731
User accounts	4,494	—	—	—	4,494
Accrued expenses and other payables	3,631	—	—	—	3,631
Lease liabilities	668	345	3	—	1,016
	$11,524	$345	$3	$—	$11,872

Schedule of changes in liabilities arising from financing activities

					Total
					liabilities
					arising
				Payable for	from
	Warrants	Lease	Contingent	acquisition of	financing
	liabilities	liabilities	consideration	subsidiary	activities
Balance as of January 1, 2024	$1,485	$1,299	$6	$—	$2,790
Business combination	—	350	—	629	979
Lease termination	—	(30)	—	—	(30)
Modification	—	32	—	—	32
Changes in fair value	965	—	(6)	110	1,069
Cash flows	—	(629)	—	—	(629)
Revaluation recognized in OCI	—	(15)	—	—	(15)
Currency revaluations	—	(53)	—	(26)	(79)
Balance as of December 31, 2024	2,450	954	—	713	4,117
New lease	—	1,098	—	—	1,098
Lease termination	—	(18)	—	—	(18)
Modification	—	818	—	—	818
A decrease in acquisition-related payable (see Note 5)	—	—	—	(505)	(505)
Changes in fair value	(227)	—	—	(100)	(327)
Cash flows	—	(704)	—	—	(704)
Revaluation recognized in OCI	—	27	—	—	27
Currency revaluations	—	197	—	31	228
Balance as of December 31, 2025	$2,223	$2,372	$—	$139	$4,734

Schedule of fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value

As of December 31, 2025:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$—	$67	$—	$67
Liabilities measured at fair value:
Other current payables- shares payable	$(36)	$—	$—	$(36)
Warrants liabilities	$(2,223)	$—	$—	$(2,223)

As of December 31, 2024:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$—	$27	$—	$27
Liabilities measured at fair value:
Other current payables - hedge instruments	$—	$(8)	$—	$(8)
Other current payables- shares payable	$(237)	$—	$—	$(237)
Warrants liabilities	$(2,450)	$—	$—	$(2,450)